Financial risk management and fair value estimates (Details 3)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Urban Properties And Investments Business [Member]
Statement [Line Items]
Trade and other payables	$ 4,153		$ 4,679
Borrowings	72,080		96,738
Finance lease obligations	2,405		3,354
Derivative financial instruments	17		95
Total	78,655		104,866
Less than 1 year [Member]
Statement [Line Items]
Trade and other payables	3,944		4,506
Borrowings	59,162		23,856
Finance lease obligations	40		93
Derivative financial instruments	17		80
Total	63,163		28,535
Between 1 and 2 years [Member]
Statement [Line Items]
Trade and other payables	103		171
Borrowings	10,461		62,889
Finance lease obligations	76		84
Derivative financial instruments	0		15
Total	10,640		63,159
More than 4 years [Member]
Statement [Line Items]
Trade and other payables	40		0
Borrowings	317		308
Finance lease obligations	2,096		2,898
Derivative financial instruments	0		0
Total	2,453		3,206
Between 3and 4 years [Member]
Statement [Line Items]
Trade and other payables	26		0
Borrowings	115		346
Finance lease obligations	100		148
Derivative financial instruments	0		0
Total	241		494
Between 2 and 3 years [Member]
Statement [Line Items]
Trade and other payables	40		2
Borrowings	2,025		9,339
Finance lease obligations	93		131
Derivative financial instruments		$ 0	0
Total	$ 2,158		$ 9,472